Derivative Financial Instrument (Details) - Schedule of Fair Value of Derivative Liabilities - USD ($)	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Mar. 31, 2022
Schedule of Fair Value of Derivative Liabilities [Line Items]
Fair Value	$ 14,373,856
Warrants issued against SSCPN [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Balance Sheet Location	Derivative financial instrument
Fair Value	$ 11,978,213
Warrants issued to Placement agent [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Fair Value	$ 2,395,643